Shareholder Report, Holdings (Details)	Apr. 30, 2026
PGIM S&P 500 Buffer 12 ETF - January
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - January | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.20%
PGIM S&P 500 Buffer 12 ETF - January | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM S&P 500 Buffer 12 ETF - January | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
PGIM S&P 500 Buffer 12 ETF - January | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - January | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF - January
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - January | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.30%
PGIM S&P 500 Buffer 20 ETF - January | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM S&P 500 Buffer 20 ETF - January | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
PGIM S&P 500 Buffer 20 ETF - January | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - January | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF - February
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - February | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.30%
PGIM S&P 500 Buffer 12 ETF - February | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM S&P 500 Buffer 12 ETF - February | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
PGIM S&P 500 Buffer 12 ETF - February | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - February | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF - February
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - February | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.00%
PGIM S&P 500 Buffer 20 ETF - February | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM S&P 500 Buffer 20 ETF - February | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
PGIM S&P 500 Buffer 20 ETF - February | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - February | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF - March
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - March | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.00%
PGIM S&P 500 Buffer 12 ETF - March | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM S&P 500 Buffer 12 ETF - March | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
PGIM S&P 500 Buffer 12 ETF - March | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - March | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF - March
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - March | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.90%
PGIM S&P 500 Buffer 20 ETF - March | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM S&P 500 Buffer 20 ETF - March | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
PGIM S&P 500 Buffer 20 ETF - March | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - March | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF - April
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - April | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - April | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.10%
PGIM S&P 500 Buffer 12 ETF - April | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM S&P 500 Buffer 12 ETF - April | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)
PGIM S&P 500 Buffer 12 ETF - April | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF – April
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF – April | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.10%
PGIM S&P 500 Buffer 20 ETF – April | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM S&P 500 Buffer 20 ETF – April | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.90%)
PGIM S&P 500 Buffer 20 ETF – April | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF – April | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF - May
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - May | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM S&P 500 Buffer 12 ETF - May | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM S&P 500 Buffer 12 ETF - May | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.10%
PGIM S&P 500 Buffer 12 ETF - May | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM S&P 500 Buffer 12 ETF - May | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
PGIM S&P 500 Buffer 20 ETF - May
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - May | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PGIM S&P 500 Buffer 20 ETF - May | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM S&P 500 Buffer 20 ETF - May | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.10%
PGIM S&P 500 Buffer 20 ETF - May | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM S&P 500 Buffer 20 ETF - May | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
PGIM S&P 500 Buffer 12 ETF - June
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - June | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.90%
PGIM S&P 500 Buffer 12 ETF - June | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM S&P 500 Buffer 12 ETF - June | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
PGIM S&P 500 Buffer 12 ETF - June | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - June | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF - June
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - June | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.30%
PGIM S&P 500 Buffer 20 ETF - June | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM S&P 500 Buffer 20 ETF - June | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.80%)
PGIM S&P 500 Buffer 20 ETF - June | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - June | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF – July
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF – July | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.70%
PGIM S&P 500 Buffer 12 ETF – July | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM S&P 500 Buffer 12 ETF – July | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
PGIM S&P 500 Buffer 12 ETF – July | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF – July | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF - July
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - July | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.40%
PGIM S&P 500 Buffer 20 ETF - July | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM S&P 500 Buffer 20 ETF - July | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.80%)
PGIM S&P 500 Buffer 20 ETF - July | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - July | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF - August
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - August | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.90%
PGIM S&P 500 Buffer 12 ETF - August | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM S&P 500 Buffer 12 ETF - August | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
PGIM S&P 500 Buffer 12 ETF - August | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - August | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF - August
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - August | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.80%
PGIM S&P 500 Buffer 20 ETF - August | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM S&P 500 Buffer 20 ETF - August | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
PGIM S&P 500 Buffer 20 ETF - August | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - August | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF - September
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - September | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.20%
PGIM S&P 500 Buffer 12 ETF - September | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM S&P 500 Buffer 12 ETF - September | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
PGIM S&P 500 Buffer 12 ETF - September | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - September | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF - September
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - September | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.70%
PGIM S&P 500 Buffer 20 ETF - September | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM S&P 500 Buffer 20 ETF - September | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
PGIM S&P 500 Buffer 20 ETF - September | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - September | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF - October
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - October | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
PGIM S&P 500 Buffer 12 ETF - October | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM S&P 500 Buffer 12 ETF - October | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
PGIM S&P 500 Buffer 12 ETF - October | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - October | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF - October
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - October | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
PGIM S&P 500 Buffer 20 ETF - October | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM S&P 500 Buffer 20 ETF - October | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
PGIM S&P 500 Buffer 20 ETF - October | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - October | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF - November
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - November | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - November | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
PGIM S&P 500 Buffer 12 ETF - November | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM S&P 500 Buffer 12 ETF - November | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
PGIM S&P 500 Buffer 12 ETF - November | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF - November
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - November | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.30%
PGIM S&P 500 Buffer 20 ETF - November | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM S&P 500 Buffer 20 ETF - November | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
PGIM S&P 500 Buffer 20 ETF - November | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - November | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF - December
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - December | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.50%
PGIM S&P 500 Buffer 12 ETF - December | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM S&P 500 Buffer 12 ETF - December | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
PGIM S&P 500 Buffer 12 ETF - December | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - December | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF - December
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - December | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.20%
PGIM S&P 500 Buffer 20 ETF - December | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM S&P 500 Buffer 20 ETF - December | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
PGIM S&P 500 Buffer 20 ETF - December | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - December | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Laddered S&P 500 Buffer 12 ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Laddered S&P 500 Buffer 12 ETF | Affiliated Exchange-Traded Funds - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Laddered S&P 500 Buffer 12 ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Laddered S&P 500 Buffer 12 ETF | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
PGIM Laddered S&P 500 Buffer 12 ETF | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
PGIM Laddered S&P 500 Buffer 20 ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Laddered S&P 500 Buffer 20 ETF | Affiliated Exchange-Traded Funds - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Laddered S&P 500 Buffer 20 ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Laddered S&P 500 Buffer 20 ETF | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Laddered S&P 500 Buffer 20 ETF | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Nasdaq-100 Buffer 12 ETF - January
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Nasdaq-100 Buffer 12 ETF - January | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.90%
PGIM Nasdaq-100 Buffer 12 ETF - January | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Nasdaq-100 Buffer 12 ETF - January | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
PGIM Nasdaq-100 Buffer 12 ETF - January | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Nasdaq-100 Buffer 12 ETF - January | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Nasdaq-100 Buffer 12 ETF - April
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Nasdaq-100 Buffer 12 ETF - April | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.10%
PGIM Nasdaq-100 Buffer 12 ETF - April | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Nasdaq-100 Buffer 12 ETF - April | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.10%)
PGIM Nasdaq-100 Buffer 12 ETF - April | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Nasdaq-100 Buffer 12 ETF - April | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Nasdaq-100 Buffer 12 ETF - July
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Nasdaq-100 Buffer 12 ETF - July | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.00%
PGIM Nasdaq-100 Buffer 12 ETF - July | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Nasdaq-100 Buffer 12 ETF - July | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)
PGIM Nasdaq-100 Buffer 12 ETF - July | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Nasdaq-100 Buffer 12 ETF - July | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Nasdaq-100 Buffer 12 ETF - October
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Nasdaq-100 Buffer 12 ETF - October | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.10%
PGIM Nasdaq-100 Buffer 12 ETF - October | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Nasdaq-100 Buffer 12 ETF - October | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
PGIM Nasdaq-100 Buffer 12 ETF - October | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Nasdaq-100 Buffer 12 ETF - October | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Laddered Nasdaq-100 Buffer 12 ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Laddered Nasdaq-100 Buffer 12 ETF | Affiliated Exchange-Traded Funds - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Laddered Nasdaq-100 Buffer 12 ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Laddered Nasdaq-100 Buffer 12 ETF | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
PGIM Laddered Nasdaq-100 Buffer 12 ETF | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM S&P 500 Max Buffer ETF - January
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - January | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.10%
PGIM S&P 500 Max Buffer ETF - January | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM S&P 500 Max Buffer ETF - January | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
PGIM S&P 500 Max Buffer ETF - January | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - January | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Max Buffer ETF - February
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - February | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.10%
PGIM S&P 500 Max Buffer ETF - February | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM S&P 500 Max Buffer ETF - February | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
PGIM S&P 500 Max Buffer ETF - February | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - February | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Max Buffer ETF - March
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - March | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.80%
PGIM S&P 500 Max Buffer ETF - March | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM S&P 500 Max Buffer ETF - March | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
PGIM S&P 500 Max Buffer ETF - March | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - March | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Max Buffer ETF - April
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - April | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.70%
PGIM S&P 500 Max Buffer ETF - April | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM S&P 500 Max Buffer ETF - April | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.40%)
PGIM S&P 500 Max Buffer ETF - April | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - April | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Max Buffer ETF - May
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - May | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
PGIM S&P 500 Max Buffer ETF - May | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM S&P 500 Max Buffer ETF - May | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%
PGIM S&P 500 Max Buffer ETF - May | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM S&P 500 Max Buffer ETF - May | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
PGIM S&P 500 Max Buffer ETF - June
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - June | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	112.90%
PGIM S&P 500 Max Buffer ETF - June | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM S&P 500 Max Buffer ETF - June | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.90%)
PGIM S&P 500 Max Buffer ETF - June | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - June | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Max Buffer ETF - July
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - July | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.10%
PGIM S&P 500 Max Buffer ETF - July | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM S&P 500 Max Buffer ETF - July | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.60%)
PGIM S&P 500 Max Buffer ETF - July | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - July | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Max Buffer ETF - August
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - August | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.10%
PGIM S&P 500 Max Buffer ETF - August | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM S&P 500 Max Buffer ETF - August | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
PGIM S&P 500 Max Buffer ETF - August | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - August | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Max Buffer ETF - September
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - September | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.10%
PGIM S&P 500 Max Buffer ETF - September | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM S&P 500 Max Buffer ETF - September | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.60%)
PGIM S&P 500 Max Buffer ETF - September | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - September | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Max Buffer ETF - October
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - October | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.30%
PGIM S&P 500 Max Buffer ETF - October | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM S&P 500 Max Buffer ETF - October | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
PGIM S&P 500 Max Buffer ETF - October | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - October | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Max Buffer ETF - November
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - November | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%
PGIM S&P 500 Max Buffer ETF - November | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM S&P 500 Max Buffer ETF - November | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
PGIM S&P 500 Max Buffer ETF - November | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - November | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Max Buffer ETF - December
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - December | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.30%
PGIM S&P 500 Max Buffer ETF - December | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM S&P 500 Max Buffer ETF - December | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
PGIM S&P 500 Max Buffer ETF - December | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - December | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]

[1]	Less than 0.05%